Crypto assets - Summary of crypto assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Crypto assets
Quantity	4,802,991
Cost Basis	¥ 24,038
Fair Value	¥ 28,539	$ 4,081	¥ 15,506
Bitcoin
Crypto assets
Quantity	30
Cost Basis	¥ 14,071
Fair Value	¥ 18,475		10,461
USDT
Crypto assets
Quantity	926,055
Cost Basis	¥ 6,509
Fair Value	¥ 6,509		693
Others
Crypto assets
Quantity	3,876,906
Cost Basis	¥ 3,458
Fair Value	¥ 3,555		¥ 4,352